Long-Term Debt - Schedule of Loans and Borrowings, Measured at Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Current	$ 626,742	$ 572,072
Non-current	3,380,838	3,180,041
Current Short Term Borrowings [member]
Disclosure of financial liabilities [line items]
Current	589,366	542,614
Current Portion of Bonds [member]
Disclosure of financial liabilities [line items]
Current	37,376	29,458
Long-term Debt [member]
Disclosure of financial liabilities [line items]
Non-current	2,830,922	2,600,450
Non current Portion of Bonds [member]
Disclosure of financial liabilities [line items]
Non-current	$ 549,916	$ 579,591